Employee Benefit Plans (Change in Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair values of the company's pension plan assets
Employer contributions	$ 200
Pension Benefits [Member]
Fair values of the company's pension plan assets
Fair value of plan assets - beginning of year	4,513	3,922
Actual return on plan assets	381	613
Employer contributions	201	201
Benefits paid	(230)	(210)
Expenses paid	(13)	(12)
Settlements	(3)	0
Foreign exchange adjustment	1	(1)
Fair value of plan assets - end of year	4,850	4,513
Funded status — end of year	(1,230)	(952)
Other Postretirement Benefits [Member]
Fair values of the company's pension plan assets
Fair value of plan assets - beginning of year	203	190
Actual return on plan assets	17	13
Employer contributions	0	0
Benefits paid	0	0
Expenses paid	0	0
Settlements	0	0
Foreign exchange adjustment	0	0
Fair value of plan assets - end of year	220	203
Funded status — end of year	$ (93)	$ (221)